LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
The composition of debt obligations is presented in the following table:
	Jun 30, 2018				Dec 31, 2017
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	Fair	Interest	Term	Carrying	Fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Corporate borrowings
Series 3 (C$200)	5.3	0.4	$152	$154	5.3	0.8	$159	$163
Series 4 (C$150)	5.8	18.4	114	135	5.8	18.9	119	144
Series 7 (C$450)	5.1	2.3	342	361	5.1	2.8	358	382
Series 8 (C$400)	4.8	3.6	305	325	4.8	4.1	318	344
Series 9 (C$400)	3.8	6.9	305	303	3.8	7.4	318	321
Series 10 (C$500)	3.6	8.6	381	378	3.6	9.0	398	400
	4.5	5.9	$1,599	$1,656	4.5	6.4	$1,670	$1,754
Credit facilities	2.9	2.3	$989	$989	2.6	4.5	$887	$887
Subsidiary borrowings
Hydroelectric	6.3	9.7	$6,313	$6,550	6.3	8.8	$6,392	$6,813
Wind	4.7	11.2	1,894	1,980	5.8	9.7	2,211	2,343
Solar	6.0	7.8	170	170	11.1	7.6	643	643
Storage and other	4.1	5.5	95	101	8.4	17.8	39	39
	5.9	10.0	$8,472	$8,801	6.5	9.0	$9,285	$9,838
Total debt			11,060	11,446			11,842	12,479
Add: Unamortized premiums(1)			1				1
Less: Unamortized financing fees(1)			(87)				(77)
Less: Current portion			(929)				(1,676)
			$10,045				$10,090

Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The following table summarizes the available portion of credit facilities:
	Jun 30	Dec 31
(MILLIONS)	2018	2017
Authorized corporate credit facilities(1)	$2,100	$2,090
Draws on corporate credit facilities(1)	(865)	(685)
Issued letters of credit	(77)	(193)
Available portion of corporate credit facilities	1,158	1,212

Amounts are guaranteed by Brookfield Renewable. Excludes $124 million (2017: $202 million) borrowed under a subscription facility of a Brookfield sponsored private fund.